Transfers of Financial Assets - Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets pledged for repurchase agreements [member]
Disclosure of financial assets [line items]
Cash received on repurchase agreements	€ 29	€ 107
Collateral pledged (transferred financial assets)	25	99
Net exposure	3	8
Where Aegon bears the risk [member] | Assets pledged for general account and contingent liabilities [member]
Disclosure of financial assets [line items]
Contingent liabilities	2,290	3,559
Collateral pledged	4,171	5,745
Net exposure	(1,881)	(2,186)
Where the PH bears the risk [member] | Assets pledged for general account and contingent liabilities [member]
Disclosure of financial assets [line items]
Contingent liabilities	0	0
Collateral pledged	0	0
Net exposure	€ 0	€ 0